Business combinations and asset acquisitions (Tables)	12 Months Ended
Dec. 31, 2021
Business combinations and asset acquisitions [Abstract]
Recognized Fair Values

Recognized Fair Values as at August 5, 2021
US$’000
Assets
Non-current assets
Intangible Assets	215,000
Property, plant and equipment	950
Other non-current assets	866
Total non-current assets	216,816

Current assets
Trade and other receivables	7,180
Inventories	65,907
Cash and cash equivalents, including restricted cash	107,942
Total current assets	181,029
Total assets	397,845

Non-current liabilities
Deferred tax liability	21,478
Total non-current liabilities	21,478

Current liabilities
Trade and other payable	144,482
Total current liabilities	144,482
Total liabilities	165,960

Total identifiable net assets at fair value	231,885
Goodwill arising on acquisition	38,608
Consideration	270,493

Consideration
Issue of fully paid up ordinary shares	260,336
Chiasma equity awards recognized as consideration transferred upon the acquisition of Chiasma	10,157
Total consideration	270,493